NET INVESTMENT IN DIRECT FINANCING LEASES - Summary of the Components of Net Investment in Direct Financing Leases (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
NET INVESTMENT IN DIRECT FINANCING LEASES
Total minimum lease payments to be received	$ 112,964,579	$ 113,888,592
Less: Amounts representing estimated executory costs	0	0
Minimum lease payments receivable	112,964,579	113,888,592
Less: unearned income, representing interest	0	(3,243,488)
Present value of minimum lease receivable	112,964,579	110,645,104
Less: Allowance for uncollectible receivables	(112,964,579)	(110,645,104)	$ (119,067,356)
Net investment in direct financing leases.	$ 0	$ 0